Stockholders' (Deficit) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of option/warrant activity
Exercised	(100,000)
Employee Stock Option [Member]
Summary of option/warrant activity
Outstanding, beginning	8,425,824	5,765,519	5,052,148
Granted	350,000	2,852,537	1,022,004
Exercised	(100,000)	(100,000)
Expired/Cancelled	(250,000)	(92,232)	(308,633)
Outstanding, ending	8,425,824	8,425,824	5,765,519
Exercisable, ending	4,869,403	4,599,199
Range of option/warrant price per share, Granted	$ 0.13	$ 0.05
Option Exercised	0.05	0.05
Range of option/warrant price per share, Expire/Cancelled	0.36	0.05
Weighted Average Exercise Price Outstanding, beginning	0.17	0.26	$ 0.28
Weighted Average Exercise Price, Granted	0.13	0.05	0.37
Weighted Average Exercise Price, Exercised	0.05	0.05
Weighted Average Exercise Price, Expire/Cancelled	0.36	0.05	0.27
Weighted Average Exercise Price Outstanding, ending	0.13	0.17	0.26
Exercisable, ending	0.19	0.21
Employee Stock Option [Member] | Minimum [Member]
Summary of option/warrant activity
Range of option/warrant price per share, outstanding, beginning	$ 0.05	$ 0.02	0.02
Range of option/warrant price per share, Granted			0.35
Range of option/warrant price per share, Expire/Cancelled			$ 0.02
Range of option/warrant price per share, outstanding, ending	0.05	0.05	0.02
Range of option/warrant price per share, Exercisable ending	$ 0.05	$ 0.05
Employee Stock Option [Member] | Maximum [Member]
Summary of option/warrant activity
Range of option/warrant price per share, outstanding, beginning	$ 0.65	$ 0.65	$ 0.85
Range of option/warrant price per share, Granted			0.65
Range of option/warrant price per share, Expire/Cancelled			$ 0.14
Range of option/warrant price per share, outstanding, ending	0.65	0.65	0.65
Range of option/warrant price per share, Exercisable ending	$ 0.65	$ 0.65